Regulatory Assets And Liabilities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Amortization period for catch up component of tax repair change	10 years
Amortization of deferred repair tax adjustment	$ 16,734	$ 16,734
Long-term debt maturity date, start	2022
Long-term debt maturity date, end	2029
Minimum [Member]
Water tank painting costs amortization period	7 years
Rate case filing expense amortization period	1 year
Maximum [Member]
Water tank painting costs amortization period	15 years
Rate case filing expense amortization period	5 years
Utility Plant Retirement Costs [Member]
Regulatory asset recovery period	5 years
Postretirement Benefits [Member]
Regulatory asset recovery period	10 years